Note 29 - Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	2020	2019	2018

Balance at January 1	2,471	5,960	1,486
Cash flows
Repayment
- Capital	(574)	-	(1,500)
- Finance cost	(388)	(130)	(58)
Proceeds	-	2,340	6,000
Transaction cost	-	(46)	(60)
Unrealised foreign exchange	(1,487)	(5,818)	-

Non-cash flow
Finance cost	386	165	92
Balance at December 31	408	2,471	5,960

Long-term portion of loan facility	-	1,942	5,960
Short-term portion of loan facility	408	529	-

Disclosure of terms and repayments of financing [text block]
				2020		2019
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying value	Face value	Carrying value

Unsecured bank loan - Stanbic	RTGS$	50%	2021	87	87	384	384
Unsecured bank loan - First Capital	RTGS$	55%	2021	321	321	2,087	2,087
Total				408	408	2,471	2,471